Concentrations of Risk - Schedule of Revenue by Major Customers (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenue	$ 3,513	$ 3,337	$ 7,111	$ 6,836	$ 19,972	$ 27,585
Percentage of revenue	100.00%	100.00%	100.00%	100.00%	99.00%	95.00%
Accounts receivable, trade	$ 40,668	$ 18,405	$ 40,668	$ 18,405	$ 31,450	$ 13,052
Customers A [Member] | Revenue [Member]
Revenue	$ 3,513	$ 3,337	$ 7,111	$ 6,836	$ 19,827	$ 14,496
Percentage of revenue	100.00%	100.00%	100.00%	100.00%	99.00%	53.00%
Customers A [Member] | Accounts Receivable [Member]
Accounts receivable, trade	$ 40,668	$ 18,405	$ 40,668	$ 18,405	$ 31,450	$ 13,052
Customers B [Member] | Revenue [Member]
Revenue						$ 6,344
Percentage of revenue						23.00%
Customers B [Member] | Accounts Receivable [Member]
Accounts receivable, trade
Customers C [Member] | Revenue [Member]
Revenue						$ 5,122
Percentage of revenue						19.00%
Customers C [Member] | Accounts Receivable [Member]
Accounts receivable, trade